UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Group International, Inc.
Address: 11100 Santa Monica Boulevard
         Los Angeles, California  90025-3384

Form 13F File Number: 28-5044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David I. Fisher
Title: Chairman
Phone: 310/996-6331
Signature, Place, and Date of Signing:

David I. Fisher*      Los Angeles, California      8/11/99
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Michael J. Downer
      ---------------------
	  Michael J. Downer
	  Attorney-in-fact

Signed pursuant to a Power of Attorney dated January 29, 1999 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Guardian Trust
Company with respect to Acclaim Entertainment, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number       Name

      28-218                     The Capital Group Companies, Inc.

    [Repeat as necessary.]

The following investment management subsidiaries of The Capital
Group Companies, Inc. ("CGC") have reported securities over which CGC is deemed to exercise investment discretion:

Capital Guardian Trust Company
Capital International Inc.
Capital International, S.A.
Capital International Limited

	                  Form 13F SUMMARY PAGE

	Report Summary:


	Number of Other Included Managers:        1

	Form 13F Information Table Entry Total:   n/a

	Form 13F Information Table Value Total:   n/a
                                                -----------
                                                (thousands)


	List of Other Included Managers:


	Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.   Form 13F File Number      Name

      NONE
    [Repeat as necessary.]